9. Subsequent Event	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent Event

NOTE 9 – SUBSEQUENT EVENT

Subsequent to March 31, 2020, the Company granted 1,100,000 shares of common stock for services to the Company.

In July, 2020, the Company received $77,500 in convertible loans from private investors that are convertible to common stock of the Company at $0.10 per share.

In July 2020, the Company negotiated an extension for the final payment due for the purchase of the mine. This extension is until September 15, 2020. The Company plans to pay off any balance due on or before that date.

Since the year end the note due to the Company’s former attorney has been purchased and the new holder has agreed to convert that note into common stock of the Company at twenty cents per share.

NOTE 8 – SUBSEQUENT EVENTS

1. Acquisition of Troy Mining Claims

On August 13, 2019, The Company closed an Asset Purchase Agreement (the “APA”) with Troy Mining Corporation (“Troy”). Under the APA, we acquired 78 gold mining claims consisting of approximately 4,800 acres, located east/southeast of El Portal, California, in Mariposa County, together with all of Troy’s rights to related equipment and buildings currently located on the mining claims. In exchange for the mining claims and related assets, we:

•	Agreed to issue 1,900,000 shares of a new class of preferred stock designated Series B Preferred Stock; and

•	Agreed to make total cash payments in the amount of $500,000 under a Promissory Note (the “Purchase Note”)

Under the Purchase Note, we paid $50,000 at the time of the closing, and are required to pay an additional $50,000 within sixty days of the closing, and $25,000 every other month thereafter, with the entire remaining amount due no later than March 31, 2020. In the event of default under the Purchase Note, all assets acquired under the APA will be forfeited back to Troy.

The 1,900,000 shares of Series B Preferred Stock designated and issued as part of the purchase price will be convertible into common stock on a 2:1 basis beginning 60 days from their date of issuance and will cast two votes per share on all matters submitted to a vote of our shareholders. If converted, all shares of Series B Preferred Stock must be converted in one tranche. Within 60 days of the closing, we are required under the APA to file a registration statement registering the re-sale of the shares of common stock issuable upon conversion of the Series B Preferred Stock.

On October 9, 2019, the parties have agreed to extend the date for filing the registration statement relating to the preferred shares of STAL to be issued to the Troy shareholders and that would in turn extend the date that the shares would become free trading. This extension will be for 150 days for filing the registration statement and obtaining approval for the shares to become free trading. All the remaining terms included in the contract will remain the same.

2. In order to pay the initial $50,000 required under the APA and the Purchase Note, the Company obtained funding under a Convertible Promissory Note in the amount of $50,000 issued to a private investor. The Convertible Promissory Note accrues interest at an annual rate of 10% and is due and payable in full in 60 days. The Convertible Promissory Note is convertible to shares of our common stock at a price of $0.05 per share.

3. In July 2019, the Company issued 6,000,000 shares of common stock to various members of the Board. All but 250,000 common shares were issued in lieu of Directors Fees.

4. On August 1, 2019, employment agreements for Richard Carey, John Baird and Anthony Anish were signed providing for annual salaries of $120,000 per annum for Richard Carey and $60,000 for John Baird and Anthony Anish.

5. In October 2019, the approximately 7 mile road from the main highway to our mining claims has been cleared and is now passable.

6. On October 7, 2019, a new $250,000 Convertible Promissory Note with initial funding of $50,000 was issued to a private investor. The Convertible Promissory Note accrues interest at an annual rate of 10% and is due and payable in full in 60 days. The Convertible Promissory Note is convertible to shares of our common stock at a price of $0.05 per share.

7. On October 9, 2019, a contract extension was agreed between Star Alliance International Corp. and Troy Mining Corporation The agreement gives the Company 150 days to file an S-1 registration statement and obtain approval for the shares that are to be issued to the Troy shareholders to become free trading.